UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   January 31, 2005

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	59

Form 13F Information Table Value Total: $128,484

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991     2285     2600 SH       SOLE                     2600
Abbott Labs                    COM              002824100     1265    27107 SH       SOLE                    27107
Alliance Cap Mgmt              COM              01855A101     3459    82350 SH       SOLE                    82350
Altria Group Inc               COM              718154107      374     6126 SH       SOLE                     6126
Amer Standard Co               COM              029712106     2805    67890 SH       SOLE                    67890
American Express               COM              025816109     4223    74923 SH       SOLE                    74923
American Intl Group            COM              026874107     2965    45148 SH       SOLE                    45148
Anheuser Busch                 COM              035229103     2524    49750 SH       SOLE                    49750
Applied Materials              COM              038222105     1722   100710 SH       SOLE                   100710
Auto Data Processing           COM              053015103     2118    47750 SH       SOLE                    47750
Bank of America                COM              060505104     3920    83414 SH       SOLE                    83414
Berkshire Hathaway             COM              084670207     3823     1302 SH       SOLE                     1302
Bristol Myers Squibb           COM              110122108      407    15900 SH       SOLE                    15900
Buckeye Ptnrs LP               COM              118230101     1680    39700 SH       SOLE                    39700
Cardinal Health Inc            COM              14149Y108     2137    36755 SH       SOLE                    36755
Cendant Corp                   COM              151313103     1129    48300 SH       SOLE                    48300
ChevronTexaco                  COM              166764100     1207    22993 SH       SOLE                    22993
Cisco Systems Inc              COM              17275R102     1496    77421 SH       SOLE                    77421
Citigroup                      COM              172967101     2992    62103 SH       SOLE                    62103
Coca Cola                      COM              191216100     1578    37888 SH       SOLE                    37888
Colgate-Palmolive              COM              194162103     2885    56400 SH       SOLE                    56400
Compass Bancshares             COM              20449H109      280     5757 SH       SOLE                     5757
Dell Inc                       COM              247025109     1273    30201 SH       SOLE                    30201
Exxon Mobil Corp               COM              30231G102     5485   107001 SH       SOLE                   107001
First Data Corp                COM              319963104     3295    77462 SH       SOLE                    77462
GATX Corporation               COM              361448103     2041    69050 SH       SOLE                    69050
General Electric               COM              369604103     3707   101575 SH       SOLE                   101575
Gillette                       COM              375766102     1072    23950 SH       SOLE                    23950
Harley Davidson Inc            COM              412822108     1924    31667 SH       SOLE                    31667
Home Depot Inc                 COM              437076102     4455   104227 SH       SOLE                   104227
Intel                          COM              458140100     3424   146406 SH       SOLE                   146406
Intl Business Mach             COM              459200101     1059    10744 SH       SOLE                    10744
Johnson & Johnson              COM              478160104     4739    74731 SH       SOLE                    74731
Kinder Morgan Mgmt             COM              49455U100     2025    49750 SH       SOLE                    49750
Legg Mason Inc                 COM              524901105      247     3375 SH       SOLE                     3375
Liberty Media                  COM              530718105     1421   129453 SH       SOLE                   129453
Magellan Prtnrs LP             COM              559080106      331     5650 SH       SOLE                     5650
Merck                          COM              589331107     1088    33851 SH       SOLE                    33851
Microsoft Corp                 COM              594918104     1643    61486 SH       SOLE                    61486
Mohawk Industries              COM              608190104     2503    27425 SH       SOLE                    27425
Moodys Corp                    COM              615369105     4086    47050 SH       SOLE                    47050
Pepsico                        COM              713448108     4439    85033 SH       SOLE                    85033
Pfizer                         COM              717081103     3575   132963 SH       SOLE                   132963
Procter & Gamble Co            COM              742718109     2471    44866 SH       SOLE                    44866
Qualcomm Inc                   COM              747525103     1263    29776 SH       SOLE                    29776
Southwest Airlines             COM              844741108      227    13950 SH       SOLE                    13950
Southwest Bancorp              COM              84476R109      525    22548 SH       SOLE                    22548
Sysco Corp                     COM              871829107     3530    92470 SH       SOLE                    92470
T Rowe Price Grp               COM              74144T108     1990    32000 SH       SOLE                    32000
Texas Instruments              COM              882508104      243     9860 SH       SOLE                     9860
Time Warner Inc                COM              887317105      288    14801 SH       SOLE                    14801
Tyco Intl Ltd New              COM              902124106      604    16900 SH       SOLE                    16900
VISX Inc                       COM              92844S105     1883    72800 SH       SOLE                    72800
Walmart                        COM              931142103     4117    77946 SH       SOLE                    77946
Washington Mutual              COM              939322103     2566    60700 SH       SOLE                    60700
Weingarten Realty              COM              948741103     1019    25406 SH       SOLE                    25406
BP PLC ADR                     SPONS.ADR        055622104     2930    50166 SH       SOLE                    50166
Nokia Corp ADR                 SPONS.ADR        654902204      423    26965 SH       SOLE                    26965
Royal Dutch ADR 	       SPONS.ADR        780257804     3296    57446 SH       SOLE                    57446